Deferred income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred income taxes [abstract]
Deferred tax assets	$ 9,599	$ 7,606	$ 11,957
Deferred tax liabilities	(11,519)	(12,431)	$ (16,944)
Deferred tax liabilities, net of assets	$ (1,920)	$ (4,825)